Other Items/Subsequent Events - Additional Information (Detail)						1 Months Ended		3 Months Ended	4 Months Ended
	Apr. 23, 2021 USD ($) shares	Mar. 29, 2021 USD ($)	Mar. 22, 2021 USD ($) Lender shares	Mar. 04, 2021 USD ($)	Feb. 25, 2021 USD ($)	Mar. 31, 2021 USD ($) shares	Feb. 28, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Feb. 19, 2021 USD ($) shares	Mar. 21, 2021 USD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Net Proceeds from offering of shares				$ 69,000,000	$ 18,000,000
Payments not yet occurred from joint venture agreement								$ 2,500,000
Open Market Agreement | Jefferies LLC | Private Placement of Ordinary Shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Net proceeds from issue of shares							$ 18,000,000
Open Market Agreement | Jefferies LLC | Underwritten Public Offering
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Net Proceeds from offering of shares						$ 64,900,000
Open Market Agreement | Jefferies LLC | American Depository Receipts
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued | shares	4,908,987							3,953,985	8,862,972
Net Proceeds from offering of shares	$ 14,100,000							$ 7,400,000	$ 21,500,000
Open Market Agreement | Jefferies LLC | American Depository Receipts | Private Placement of Ordinary Shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued | shares							5,113,636
Open Market Agreement | Jefferies LLC | American Depository Receipts | Underwritten Public Offering
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued | shares						17,250,000
Open Market Agreement | Jefferies LLC | Ordinary Shares | Private Placement of Ordinary Shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued | shares							25,568,180
Open Market Agreement | Jefferies LLC | Ordinary Shares | Underwritten Public Offering
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued | shares						86,250,000
JAGUAHR Therapeutics Tranche Two
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Payments for Acquisition										$ 2,500,000
Decrease in liability			$ 2,500,000
JAGUAHR Therapeutics Tranche Two | Bottom Of Range [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Holding percentage										35.00%
JAGUAHR Therapeutics Tranche Two | Top of Range
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Holding percentage										55.00%
JAGUAHR Therapeutics Tranche Two | Jaguahr Therapeutics Pte. Ltd.
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Payments utilized upon receipt										$ 700,000
Payments held unspent in bank account										$ 1,800,000
Underwriter Allotment | Underwritten Public Offering
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of lenders elected to offset repayment against relative warrant exercise price | Lender			4
October / November 2019 Loan Facility | American Depository Receipts
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of warrants purchase exercised | shares			285,110
Number of warrants purchase outstanding | shares			272,715
October / November 2019 Loan Facility | Ordinary Shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of warrants purchase exercised | shares			1,425,550
Number of warrants purchase outstanding | shares			1,363,575
Convertible Loan Liabilities
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Repayment of convertible loan liabilities		$ 1,100,000
Convertible Loan Liabilities Principal Amount		$ 1,000,000